                                                 Filed Pursuant to Rule 497(e)
                                                 Registration File No. 2-34215



                        SCHRODER CAPITAL FUNDS (DELAWARE)

                                    FORM N-14
                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION


                                  July 31, 2002

                        Revised as of September 11, 2002

         This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of Schroder Emerging Markets Fund Institutional Portfolio (the "Institutional Portfolio"), a series of Schroder Capital Funds (Delaware), a Delaware business trust (the "Trust"), into Schroder Emerging Markets Fund (the "Emerging Markets Fund"), another series of the Trust.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated July 31, 2002 (the "Prospectus/Proxy Statement") of the Emerging Markets Fund which relates to the Merger.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Schroder Mutual Funds, P.O. Box 8507, Boston, Massachusetts 02266 or by calling 800-464-3108.

                                TABLE OF CONTENTS

I.       Additional Information about the Institutional Portfolio and the Emerging Markets
         Fund...................................................................................................B-2
II.      Financial Statements...................................................................................B-5

                                    FORM N-14
                                     PART B

I.       Additional Information about Schroder Emerging Markets Fund
         -----------------------------------------------------------
Institutional Portfolio  and Schroder Emerging Markets Fund.
------------------------------------------------------------

         A.  General

         Additional information about the Institutional Portfolio is incorporated by reference to the current Prospectuses for Investor Shares and Advisor Shares and Statement of Additional Information of the Trust in respect of the Institutional Portfolio, each dated January 28, 2002 and each as supplemented through the date hereof. Additional information about the Emerging Markets Fund is incorporated by reference to the current Prospectus for Investor Shares of the Trust, dated July 24, 2002, and the Trust's Statement of Additional Information, dated September 11, 2002, each as supplemented through the date hereof. These Prospectuses and Statements of Additional Information have each been filed with the Securities and Exchange Commission.

         B.  Other Information about the Emerging Markets Fund

MANAGEMENT OF SCHRODER CAPITAL FUNDS (DELAWARE)

         The Trustees of the Trust are responsible for the general oversight of the Trust's business. Subject to such policies as the Trustees may determine, Schroders furnishes a continuing investment program for each Fund of the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Schroders also manages the Funds' other affairs and business. The names, addresses and ages of the Trustees and executive officers of the Trust, together with information as to their principal business occupations, are set forth in the following table. The table also identifies those Trustees who are "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended. The officers of the Trust are employees of organizations that provide services to the Funds. Unless otherwise indicated, each Trustee and executive officer shall hold the indicated positions until his or her resignation or removal.



-----------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS OF       LENGTH OF      PRINCIPAL             NUMBER OF           OTHER DIRECTORSHIPS
NON-INTERESTED TRUSTEE         TIME SERVED    OCCUPATION(S)         PORTFOLIOS IN       HELD BY TRUSTEE*
                                              DURING PAST 5 YEARS   FUND COMPLEX
                                                                    OVERSEEN BY
                                                                    TRUSTEE*
-----------------------------------------------------------------------------------------------------------------
David N. Dinkins, 74           5 years        Professor, Columbia                       American Stock Exchange;
875 Third Avenue                              School of                     8           Carver Federal Savings
New York, NY 10022                            International                             Bank;
                                              and Public Affairs                        Transderm Laboratory
                                                                                        Corporation; The
                                                                                        Cosmetics Center, Inc.
-----------------------------------------------------------------------------------------------------------------
Peter E. Guernsey, 80          27 years       Retired. Formerly,
875 Third Avenue                              Senior Vice                   8
New York, NY 10022                            President, Marsh &
                                              McLennan, Inc.
-----------------------------------------------------------------------------------------------------------------
John I. Howell, 84             27 years       Private Consultant            8           American International
875 Third Avenue                                                                        Life Assurance Company
New York, NY 10022
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Peter S. Knight, 51            5 years        Partner, Managing                         Comsat Corp.; Medicis
875 Third Avenue                              Director, MetWest             8           Pharmaceutical Corp.;
New York, NY 10022                            Financial                                 Whitman Education
                                                                                        Group, Inc.
-----------------------------------------------------------------------------------------------------------------
William L. Means, 65           4 years        Retired. Formerly,
875 Third Avenue                              Chief Investment              8
New York, NY 10022                            Officer, Alaska
                                              Permanent Fund
                                              Corporation
-----------------------------------------------------------------------------------------------------------------
Clarence F. Michalis, 80       33 years       Retired.                      8
875 Third Avenue
New York, NY 10022
-----------------------------------------------------------------------------------------------------------------
Hermann C. Schwab, 82          33 years       Retired. Formerly,
875 Third Avenue                              consultant to                 8
New York, NY 10022                            Schroder Capital
                                              Management
                                              International, Inc.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS OF       LENGTH OF      PRINCIPAL             NUMBER OF           OTHER DIRECTORSHIPS
INTERESTED TRUSTEE             TIME SERVED    OCCUPATION(S)         PORTFOLIOS IN       HELD BY TRUSTEE*
                                              DURING PAST 5 YEARS   FUND COMPLEX
                                                                    OVERSEEN BY
                                                                    TRUSTEE*
-----------------------------------------------------------------------------------------------------------------
Sharon L. Haugh, 55            5 years        Former Director and
875 Third Avenue                              Chairman, Schroders           8
New York, NY 10022                            and Schroder Fund
                                              Advisors Inc.
-----------------------------------------------------------------------------------------------------------------
Catherine A. Mazza, 42         1 year         Senior Vice
875 Third Avenue                              President,                    8
New York, NY 10022                            Schroders;
                                              President, Schroder
                                              Fund Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
    NAME, AGE AND ADDRESS          POSITION(S) HELD WITH TRUST                PRINCIPAL OCCUPATION(S)
         OF OFFICER                 AND LENGTH OF TIME SERVED                   DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Catherine A. Mazza, 42         President since 2001.                Senior Vice President; Schroders;
875 Third Avenue                                                    President, Schroder Fund Advisors Inc.
New York, NY 10022
-----------------------------------------------------------------------------------------------------------------
Alan M. Mandel, 44             Treasurer since 1999;                First Vice President and Chief Financial
875 Third Avenue               Chief Financial Officer since 2000.  Officer/Controller - NY Schroders; Senior
New York, NY 10022                                                  Vice President, Treasurer and Director,
                                                                    Schroder Fund Advisors Inc.  Formerly,
                                                                    Director of Mutual Fund Administration for
                                                                    Salomon Brothers Asset Management.
-----------------------------------------------------------------------------------------------------------------
Barbara Brooke Manning, 55     Vice President since 2002.           Senior Vice President, Director and Chief
875 Third Avenue                                                    Compliance Officer, Schroders and Schroder
New York, NY  10022                                                 Fund Advisors Inc.  Formerly, Senior
                                                                    Manager at Ernst & Young LLP.
-----------------------------------------------------------------------------------------------------------------
Carin F. Muhlbaum, 40          Vice President since 2001;           First Vice President, Schroders; First Vice
875 Third Avenue               Secretary since 2001.                President and General Counsel, Schroder
New York, NY 10022                                                  Fund Advisors Inc.
-----------------------------------------------------------------------------------------------------------------
Nicholas M. Rossi, 38          Assistant Vice President since       Assistant Vice President and Assistant
875 Third Avenue               2002; Assistant Secretary since      Secretary, Schroders; Assistant Vice
New York, NY 10022             1998.                                President, Schroder Fund Advisors Inc.
-----------------------------------------------------------------------------------------------------------------
Ira L. Unschuld, 36            Vice President                       Executive Vice President, Schroders.
875 Third Avenue
New York, NY 10022
-----------------------------------------------------------------------------------------------------------------

* Each Trustee of the Trust also is a Trustee of Schroder Series Trust, which, together with the Trust, constitutes the "Fund Complex."

APPROVAL OF ADVISORY AGREEMENTS

         In determining to approve the most recent annual extension of the Trust's investment advisory agreements (each an "Advisory Agreement") with Schroder Investment Management North America Inc. (the "Adviser"), the Trustees met over the course of the Trust's last fiscal year with the relevant investment advisory personnel and considered information provided by the Adviser relating to the education, experience and number of investment professionals and other personnel providing services under the Advisory Agreements. For more information on these personnel, see the Sections entitled "Management of the Funds" in the Trust's Prospectuses of the personnel of the Adviser responsible for the management of the Funds. The Trustees also took into account the time and attention devoted by senior management to the Funds. The Trustees evaluated the level of skill required to manage the Funds. The Trustees also considered the business reputation of the Adviser, its financial resources and its professional liability insurance coverage.

         The Trustees received information concerning the investment processes applied by the Adviser in managing the Funds, as disclosed in the Prospectuses. In this connection, the Trustees considered the research capabilities of the Adviser.

         The Trustees considered the scope of the services provided by the Adviser to the Funds under the Advisory Agreements relative to services provided by other third parties to other mutual funds. The Trustees considered that the standard of care applicable to the Adviser under the respective agreements was comparable to that found in most mutual fund investment advisory agreements.

         The Trustees considered the quality of the services provided by the Adviser to the Funds. The Trustees evaluated the records of the Adviser with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of the Adviser designed to fulfill their fiduciary duties to the Funds with respect to possible conflicts of interest, including the codes of ethics of the Adviser (regulating the personal trading of its officers and employees), the procedures by which the Adviser allocates trades among its various investment advisory clients and the record of the Adviser in these matters.

         The Trustees also considered information relating to the investment performance of the Funds relative to their respective performance benchmark(s) and relative to funds managed similarly by other advisers. The Trustees reviewed performance over various periods, including one-, five- and ten-year calendar year periods (as disclosed in the Prospectuses), as well as factors identified by the Adviser as contributing to performance. The Trustees concluded that the scope and quality of the services provided by the Adviser, as well as the investment performance of the Funds, was sufficient, in light of market conditions, performance attribution, the resources dedicated by the Adviser and their integrity, their personnel and systems, and their respective financial resources, to merit reapproval of the Advisory Agreements for another year.

         In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the Advisory Agreement. The Trustees reviewed information, including information supplied by other third parties, concerning fees paid to investment advisers of similarly-managed funds. The Trustees evaluated the profitability of the Adviser with respect to the Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive."

         Based on the foregoing, the Trustees concluded that the fees to be paid the Adviser under the Advisory Agreements were fair and reasonable, given the scope and quality of the services rendered by the Adviser.

II.      Financial Statements.
         --------------------

         This Statement of Additional Information incorporates by reference the Annual Reports for the year ended October 31, 2001, including the reports of PricewaterhouseCoopers LLP, of the Institutional Portfolio and the Emerging Markets Fund (the "Reports"), which contain historical financial information regarding these Funds. The Reports have been filed with the Securities and Exchange Commission. The Reports also accompany the Prospectus/Proxy Statement. In addition, the Semi-Annual Report for the Emerging Markets Fund for the six months ended April 30, 2002 will accompany the Prospectus/Proxy Statement.

         Pro forma financial statements of the Emerging Markets Fund are provided on the following pages.

                                          PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                    SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO AND SCHRODER EMERGING MARKETS FUND
                                                         OCTOBER 31, 2001

                                                            SCHRODER                                       SCHRODER
                                                      EMERGING MARKETS FUND                            EMERGING MARKETS
                                                     INSTITUTIONAL PORTFOLIO                                  FUND
         COUNTRY/SECURITY DESCRIPTION              SHARES                 VALUE                   SHARES                VALUE
----------------------------------------------------------------------------------   ------------------------------------------
ARGENTINA
Quilmes Industrial (Quinsa) ADR                      5,650               $ 56,500                   4,000             $ 40,000

BRAZIL
Aracruz Celulose ADR                                 4,000                 70,000                   3,000               52,500
Brasil Telecom Participacoes ADR                     4,000                112,000                   3,820              106,960
Companhia de Bebidas (Ambev) ADR                         -                      -                  16,300              264,712
Companhia Vale do Rio Doce ADR                      20,900                434,302                  16,100              317,328
Embratel Participacoes ADR                          24,000                 64,800                  17,500               47,250
Pao De Acucar CBD ADR                                9,830                149,220                   7,700              116,886
Petroleo Brasileiro ADR                             48,870                943,406                  32,450              626,428
Tele Norte Leste Participacoes ADR                  30,577                310,662                  25,908              263,225
Telesp Celular Participacoes ADR                         -                      -                   6,700               33,835
Votorantim Celulose e Papel ADR                      8,700                130,735                   7,500              112,702
     Total Brazil                                                       2,215,125                                    1,941,826

CHILE
Banco de A. Edwards ADR                                  -                      -                   8,200              124,451
Banco Santander Chile ADR                                -                      -                   4,900               79,135
Banco Santiago ADR                                  11,200                235,200                       -                    -
Compania Cervecerias Unidas ADR                      5,950                 94,129                       -                    -
Compania De Telecom Chile ADR                       24,875                256,212                  15,400              158,620
Distribucion Y Servicio D&S ADR                     12,100                131,285                   8,800               95,480
Embotelladora Andina ADR                                 -                      -                   5,900               42,952
Empressa Nacional De Electricidad ADR                9,800                 85,260                  11,463               99,728
     Total Chile                                                          802,086                                      600,366

CHINA
China Petroleum & Chemical (Sinopec)             1,059,000                164,280                 972,000              150,784
Huaneng Power International                        140,000                 86,153                 160,000               98,461
PetroChina                                         886,000                166,976                 608,000              114,584
     Total China                                                          417,409                                      363,829

CZECH REPUBLIC
Cesky Telecom GDR                                        -                      -                  14,078              109,809
Cesky Telecom                                       16,856                131,471                       -                    -
CEZ                                                 29,600                 60,275                  31,500               64,144
Komercni Banka                                       3,200                 83,168                   3,855              100,191
     Total Czech Republic                                                 274,914                                      274,144

EGYPT
Mobilnil                                            10,890                 94,518                   7,830               67,959

HONG KONG
China Merchants Holdings International             118,000                 74,884                  90,000               57,115
China Mobile (Hong Kong)                           334,000              1,012,700                 262,500              795,909
CNOOC                                               88,500                 86,798                  85,000               83,365
Legend Holdings                                    422,000                177,185                 328,000              137,717
Pacific Century CyberWorks                         402,000                106,942                 507,000              134,875
Shanghai Industrial Holdings                        49,000                 82,608                  37,000               62,378
     Total Hong Kong                                                    1,541,117                                    1,271,359

HUNGARY
Magyar Olaj - es Gaz GDS                            10,800                171,180                   8,100              128,385
Matav Rt. ADR                                       14,678                228,243                  12,110              188,310
OTP Bank Rt. GDR                                     3,080                161,546                   2,670              140,042
Richter Gedeon GDS                                   2,050                111,415                   1,830               99,458
     Total Hungary                                                        672,384                                      556,195

INDIA
Dr. Reddy's Laboratories                            16,000                353,406                       -                    -
HDFC Bank ADR                                                                                       5,500               83,710
Hindustan Lever                                     74,350                331,701                       -                    -
Housing Development Finance                         19,901                289,537                       -                    -
Infosys Technologies                                 2,600                158,470                       -                    -
ITC                                                 14,752                211,551                       -                    -
ITC GDR                                                  -                      -                  10,500              152,250
Mahanagar Telephone Nigam ADR                            -                      -                  13,000               70,214
Nestle India                                         8,500                 88,206                       -                    -
Ranbaxy Laboratories                                17,500                259,473                       -                    -
Reliance Industries                                 33,010                176,778                       -                    -
Reliance Industries GDR                                  -                      -                  21,100              241,595
State Bank of India                                 19,300                 75,205                       -                    -
Videsh Sanchar Nigam                                 9,300                 44,504                       -                    -
Videsh Sanchar Nigam ADR                                 -                      -                   2,200               21,340
     Total India                                                        1,988,831                                      569,109

INDONESIA
PT Hanjaya Mandala Sampoerna                       209,000                 59,857                 274,000               78,473
Telekomunikasi Indonesia                         1,132,780                305,499                 791,200              213,378
     Total Indonesia                                                      365,356                                      291,851

ISRAEL


Bank Hapoalim                                       80,960                157,196                  69,300              134,556
Bank Leumi Le-Israel                                56,410                100,708                  37,500               66,948
BEZEQ Israeli Telecommunication                     48,200                 50,956                  69,000               72,945
Check Point Software Technologies                   10,435                308,041                   8,549              252,366
IDB Development                                          -                      -                   1,690               39,243
Orbotech                                             2,620                 56,487                   2,730               58,859
Teva Pharmaceutical Industries ADR                   5,193                320,928                   4,480              276,864
     Total Israel                                                         994,316                                      901,781

KOREA
Hyundai Mobis                                       19,000                212,741                  14,000              156,757
Hyundai Motor                                        7,200                115,645                   9,300              149,374
Hyundai Securities                                  62,000                349,498                  43,700              246,340
Kookmin Bank                                        17,232                449,097                  12,378              322,593
Korea Electric Power (KEPCO)                        32,370                509,921                  22,100              348,139
Korea Telecom ADR                                   11,600                241,744                  11,600              241,744
KT Freetel                                           7,000                189,189                   4,200              113,514
LG Electronics                                      31,060                322,592                  25,550              265,365
Pohang Iron & Steel                                  1,100                 75,598                       -                    -
Pohang Iron & Steel ADR                              9,760                167,384                  13,590              233,068
Samsung Electronics                                 10,794              1,446,146                   8,780            1,176,316
Samsung Securities                                  11,060                286,535                   9,760              252,856
Shinhan Financial Group                             15,200                130,873                  11,370               97,896
SK Telecom                                           4,520                856,880                   3,800              720,386
     Total Korea                                                        5,353,843                                    4,324,348

MALAYSIA
Malayan Banking                                    124,350                232,336                  99,250              185,439
Public Bank                                        230,000                159,183                 170,000              117,657
Resorts World                                      356,000                487,153                 328,000              448,837
Telekom Malaysia                                   154,000                354,601                 106,000              244,076
Tenaga Nasional                                     39,000                 88,775                  74,000              168,445
     Total Malaysia                                                     1,322,048                                    1,164,454

MEXICO
America Movil ADR                                   34,080                511,200                  25,550              383,250
Cemex                                                    -                      -                  47,626              218,775
Cemex ADR                                           10,128                232,944                       -                    -
Coca-Cola Femsa ADR                                  5,600                112,504                   4,100               82,369
Fomento Economico Mexico                            93,450                292,410                  55,170              172,630
Grupo Financiero Banorte                                 -                      -                  27,300               44,113
Grupo Financiero BBVA Bancomer                     570,450                432,831                 472,700              358,663
Grupo Iusacell ADR                                       -                      -                   1,523                3,975
Grupo Modelo                                       157,700                363,057                 132,190              304,328
Grupo Televisa GDS                                   6,670                203,101                   6,230              189,703
Telefonos De Mexico ADR                             42,260              1,439,376                  36,875            1,255,962
Wal-Mart De Mexico                                 275,930                597,072                 254,170              549,987
     Total Mexico                                                       4,184,495                                    3,563,755

PHILIPPINES
Ayala Land                                       1,248,000                105,702                 992,000               84,019
Manila Electric "B" Shares                         114,000                 72,416                  88,000               55,900
Philippine Long Distance Telephone                  22,040                161,216                  13,200               96,554
     Total Philippines                                                    339,334                                      236,473

POLAND
Bank Pekao GDR                                       8,020                145,884                   7,470              135,879
Bank Zachodni                                            -                      -                   5,700               59,065
BRE Bank                                             3,680                 96,232                   2,630               68,774
Powszechny Bank Kredytowy GDR                        7,540                177,416                   5,724              134,686
Telekomunikacja Polska GDR                          24,660                 90,009                  25,482               93,009
     Total Poland                                                         509,541                                      491,413

RUSSIA
AO Mosenergo ADR                                    17,700                 56,286                  18,700               59,466
Gazprom ADR                                         18,000                154,800                  17,800              153,080
Lukoil ADR                                           5,115                227,010                   5,002              221,995
Mobile Telesystems ADR                               3,441                 97,449                   3,287               93,088
Norilsk Nickel ADR                                   9,810                122,625                   8,640              108,000
Surgutneftegaz ADR                                  37,700                478,224                  31,530              399,958
Unified Energy Systems GDR                          29,580                289,884                  24,153              236,699
     Total Russia                                                       1,426,278                                    1,272,286

SOUTH AFRICA
ABSA Group                                          66,600                234,543                  59,200              208,483
African Bank Investments                           310,700                288,376                 254,300              236,029
Anglo American Platinum                             14,240                465,536                  12,472              407,736
Barloworld                                          44,600                235,600                  38,000              200,735
Dimension Data Holdings                            136,662                148,587                 114,300              124,274
FirstRand                                          586,900                476,873                 503,900              409,433
M-Cell                                              49,300                 78,180                  37,000               58,675
Malbak                                                  94                     29                       -                    -
Metro Cash & Carry                               1,247,971                244,899               1,034,401              202,988
Naspers                                             42,800                 82,174                  68,300              131,132
Profurn                                            774,593                 42,726                 593,600               32,742
Sanlam                                             388,181                362,349                 338,100              315,601
Sappi                                               29,300                273,502                  25,600              238,964
Sasol                                               85,100                742,916                  71,200              621,570
     Total South Africa                                                 3,676,290                                    3,188,362

TAIWAN
Acer Communications & Multimedia                   174,000                145,147                 138,000              115,117
Ambit Microsystems                                  34,428                138,111                  34,600              138,801
Arima Computer                                      30,750                 12,113                  22,050                8,686
Asustek Computer                                   139,500                476,785                 101,000              345,199
Bank Sinopac                                       401,000                161,445                 320,000              128,834
China Trust Commercial Bank                        171,675                 87,018                 114,450               58,012
Compeq Manufacturing                                59,000                 58,786                  56,000               55,797
D-Link                                              71,000                 59,361                  66,000               55,212
Fubon Insurance                                    195,000                168,313                 176,000              151,913


Hon Hai Precision Industry                          72,000                266,937                  51,000              189,081
MediaTek                                            17,000                146,242                  13,000              111,832
Realtek Semiconductor                               58,000                170,514                  56,500              166,104
Taiwan Semiconductor Manufacturing                 816,624              1,442,841                 611,752            1,080,866
United Microelectronics                            567,840                467,101                 537,760              442,357
United World Chinese Commercial Bank               347,000                205,034                 294,000              173,718
     Total Taiwan                                                       4,005,748                                    3,221,529

THAILAND
Advanced Info Service                              356,000                330,440                 319,000              296,097
Bangkok Bank                                        64,000                 60,479                  82,000               77,488
Siam Cement                                         14,000                151,554                  19,000              205,681
Thai Farmers Bank                                  302,000                113,140                 218,000               81,671
     Total Thailand                                                       655,613                                      660,937

TURKEY
Anadolu Efes Biracilik ve Malt Sanayii           6,068,790                120,155               4,673,838               92,537
Haci Omer Sabanci Holding                       32,430,000                103,955              21,549,260               69,077
Koc Holding                                      6,415,600                114,924               4,223,500               75,657
Migros Turk T.A.S                                1,681,580                104,636               1,429,300               88,938
Turkcell Iletisim Hizmetleri                    25,476,783                126,503              18,293,760               90,836
Turkiye Is Bankasi (Isbank)                     36,751,974                131,670              30,566,813              109,510
Yapi Ve Kredi Bankasi                           53,283,918                 97,124              38,023,500               69,307
     Total Turkey                                                         798,967                                      595,862

TOTAL COMMON STOCKS                                                    31,694,713                                   25,597,838

PREFERRED STOCKS
BRAZIL
Banco Bradesco                                  30,785,376                117,370              37,807,686              144,143
Banco Itau                                       3,830,000                244,316               2,516,000              160,496
Centrais Electricas Brasileiras                 19,818,000                245,393              18,810,000              232,911
Compania de Bebidas das Americas (Ambev)         2,036,500                332,914                       -                    -
Duratex                                          2,000,000                 29,012                       -                    -
Gerdau SA Siderurgia                            14,500,000                101,934              23,730,000              166,820
Telesp Celular Participacoes                    23,806,330                 48,524                       -                    -
     TOTAL PREFERRED STOCKS                                             1,119,463                                      704,370

WARRANTS
INDIA
Dr. Reddy's Laboratory                                   -                      -                  14,800              322,673
Hindustan Lever                                          -                      -                  64,600              293,087
Infosys Technology                                       -                      -                   2,615              158,828
Ranbaxy Laboratories                                     -                      -                  15,400              230,492
State Bank of India                                      -                      -                  18,100               70,794
     Total India                                                                -                                    1,075,874

KOREA
Korea Tobacco & Ginseng                             10,700                153,812                  10,400              149,500

     TOTAL WARRANTS                                                       153,812                                    1,225,374

SHORT-TERM INVESTMENT
SSgA U.S. Government Money Market Fund             333,799                333,799                 995,186              995,186

     TOTAL INVESTMENTS                                                 33,301,787                                   28,522,768



                                                                   COMBINED
         COUNTRY/SECURITY DESCRIPTION                   SHARES                 VALUE
---------------------------------------------------------------------------------------
ARGENTINA
Quilmes Industrial (Quinsa) ADR                           9,650               $ 96,500

BRAZIL                                                        -                      -
Aracruz Celulose ADR                                      7,000                122,500
Brasil Telecom Participacoes ADR                          7,820                218,960
Companhia de Bebidas (Ambev) ADR                         16,300                264,712
Companhia Vale do Rio Doce ADR                           37,000                751,630
Embratel Participacoes ADR                               41,500                112,050
Pao De Acucar CBD ADR                                    17,530                266,106
Petroleo Brasileiro ADR                                  81,320              1,569,834
Tele Norte Leste Participacoes ADR                       56,485                573,887
Telesp Celular Participacoes ADR                          6,700                 33,835
Votorantim Celulose e Papel ADR                          16,200                243,437
     Total Brazil                                                            4,156,951

CHILE                                                         -                      -
Banco de A. Edwards ADR                                   8,200                124,451
Banco Santander Chile ADR                                 4,900                 79,135
Banco Santiago ADR                                       11,200                235,200
Compania Cervecerias Unidas ADR                           5,950                 94,129
Compania De Telecom Chile ADR                            40,275                414,832
Distribucion Y Servicio D&S ADR                          20,900                226,765
Embotelladora Andina ADR                                  5,900                 42,952
Empressa Nacional De Electricidad ADR                    21,263                184,988
     Total Chile                                                             1,402,452

CHINA
China Petroleum & Chemical (Sinopec)                  2,031,000                315,064
Huaneng Power International                             300,000                184,614
PetroChina                                            1,494,000                281,560
     Total China                                                               781,238

CZECH REPUBLIC                                                -                      -

Cesky Telecom GDR                                        14,078                109,809
Cesky Telecom                                            16,856                131,471
CEZ                                                      61,100                124,419
Komercni Banka                                            7,055                183,359
     Total Czech Republic                                                      549,058

EGYPT
Mobilnil                                                 18,720                162,477

HONG KONG
China Merchants Holdings International                  208,000                131,999
China Mobile (Hong Kong)                                596,500              1,808,609
CNOOC                                                   173,500                170,163
Legend Holdings                                         750,000                314,902
Pacific Century CyberWorks                              909,000                241,817
Shanghai Industrial Holdings                             86,000                144,986
     Total Hong Kong                                                         2,812,476

HUNGARY
Magyar Olaj - es Gaz GDS                                 18,900                299,565
Matav Rt. ADR                                            26,788                416,553
OTP Bank Rt. GDR                                          5,750                301,588
Richter Gedeon GDS                                        3,880                210,873
     Total Hungary                                                           1,228,579

INDIA
Dr. Reddy's Laboratories                                 16,000                353,406
HDFC Bank ADR                                             5,500                 83,710
Hindustan Lever                                          74,350                331,701
Housing Development Finance                              19,901                289,537
Infosys Technologies                                      2,600                158,470
ITC                                                      14,752                211,551
ITC GDR                                                  10,500                152,250
Mahanagar Telephone Nigam ADR                            13,000                 70,214
Nestle India                                              8,500                 88,206
Ranbaxy Laboratories                                     17,500                259,473
Reliance Industries                                      33,010                176,778
Reliance Industries GDR                                  21,100                241,595
State Bank of India                                      19,300                 75,205
Videsh Sanchar Nigam                                      9,300                 44,504
Videsh Sanchar Nigam ADR                                  2,200                 21,340
     Total India                                                             2,557,940

INDONESIA
PT Hanjaya Mandala Sampoerna                            483,000                138,330
Telekomunikasi Indonesia                              1,923,980                518,877
     Total Indonesia                                                           657,207

ISRAEL
Bank Hapoalim                                           150,260                291,752
Bank Leumi Le-Israel                                     93,910                167,656
BEZEQ Israeli Telecommunication                         117,200                123,901
Check Point Software Technologies                        18,984                560,407
IDB Development                                           1,690                 39,243
Orbotech                                                  5,350                115,346
Teva Pharmaceutical Industries ADR                        9,673                597,792
     Total Israel                                                            1,896,097

KOREA
Hyundai Mobis                                            33,000                369,498
Hyundai Motor                                            16,500                265,019
Hyundai Securities                                      105,700                595,838
Kookmin Bank                                             29,610                771,690
Korea Electric Power (KEPCO)                             54,470                858,060
Korea Telecom ADR                                        23,200                483,488
KT Freetel                                               11,200                302,703
LG Electronics                                           56,610                587,957
Pohang Iron & Steel                                       1,100                 75,598
Pohang Iron & Steel ADR                                  23,350                400,452
Samsung Electronics                                      19,574              2,622,462
Samsung Securities                                       20,820                539,391
Shinhan Financial Group                                  26,570                228,769
SK Telecom                                                8,320              1,577,266
     Total Korea                                                             9,678,191

MALAYSIA
Malayan Banking                                         223,600                417,775
Public Bank                                             400,000                276,840
Resorts World                                           684,000                935,990
Telekom Malaysia                                        260,000                598,677
Tenaga Nasional                                         113,000                257,220
     Total Malaysia                                                          2,486,502

MEXICO
America Movil ADR                                        59,630                894,450
Cemex                                                    47,626                218,775
Cemex ADR                                                10,128                232,944
Coca-Cola Femsa ADR                                       9,700                194,873
Fomento Economico Mexico                                148,620                465,040
Grupo Financiero Banorte                                 27,300                 44,113
Grupo Financiero BBVA Bancomer                        1,043,150                791,494
Grupo Iusacell ADR                                        1,523                  3,975
Grupo Modelo                                            289,890                667,385
Grupo Televisa GDS                                       12,900                392,804
Telefonos De Mexico ADR                                  79,135              2,695,338
Wal-Mart De Mexico                                      530,100              1,147,059
     Total Mexico                                                            7,748,250

PHILIPPINES
Ayala Land                                            2,240,000                189,721


Manila Electric "B" Shares                              202,000                128,316
Philippine Long Distance Telephone                       35,240                257,770
     Total Philippines                                                         575,807

POLAND
Bank Pekao GDR                                           15,490                281,763
Bank Zachodni                                             5,700                 59,065
BRE Bank                                                  6,310                165,006
Powszechny Bank Kredytowy GDR                            13,264                312,102
Telekomunikacja Polska GDR                               50,142                183,018
     Total Poland                                                            1,000,954

RUSSIA
AO Mosenergo ADR                                         36,400                115,752
Gazprom ADR                                              35,800                307,880
Lukoil ADR                                               10,117                449,005
Mobile Telesystems ADR                                    6,728                190,537
Norilsk Nickel ADR                                       18,450                230,625
Surgutneftegaz ADR                                       69,230                878,182
Unified Energy Systems GDR                               53,733                526,583
     Total Russia                                                            2,698,564

SOUTH AFRICA
ABSA Group                                              125,800                443,026
African Bank Investments                                565,000                524,405
Anglo American Platinum                                  26,712                873,272
Barloworld                                               82,600                436,335
Dimension Data Holdings                                 250,962                272,861
FirstRand                                             1,090,800                886,306
M-Cell                                                   86,300                136,855
Malbak                                                       94                     29
Metro Cash & Carry                                    2,282,372                447,887
Naspers                                                 111,100                213,306
Profurn                                               1,368,193                 75,468
Sanlam                                                  726,281                677,950
Sappi                                                    54,900                512,466
Sasol                                                   156,300              1,364,486
     Total South Africa                                                      6,864,652

TAIWAN
Acer Communications & Multimedia                        312,000                260,264
Ambit Microsystems                                       69,028                276,912
Arima Computer                                           52,800                 20,799
Asustek Computer                                        240,500                821,984
Bank Sinopac                                            721,000                290,279
China Trust Commercial Bank                             286,125                145,030
Compeq Manufacturing                                    115,000                114,583
D-Link                                                  137,000                114,573
Fubon Insurance                                         371,000                320,226
Hon Hai Precision Industry                              123,000                456,018
MediaTek                                                 30,000                258,074
Realtek Semiconductor                                   114,500                336,618
Taiwan Semiconductor Manufacturing                    1,428,376              2,523,707
United Microelectronics                               1,105,600                909,458
United World Chinese Commercial Bank                    641,000                378,752
     Total Taiwan                                                            7,227,277

THAILAND
Advanced Info Service                                   675,000                626,537
Bangkok Bank                                            146,000                137,967
Siam Cement                                              33,000                357,235
Thai Farmers Bank                                       520,000                194,811
     Total Thailand                                                          1,316,550

TURKEY
Anadolu Efes Biracilik ve Malt Sanayii               10,742,628                212,692
Haci Omer Sabanci Holding                            53,979,260                173,032
Koc Holding                                          10,639,100                190,581
Migros Turk T.A.S                                     3,110,880                193,574
Turkcell Iletisim Hizmetleri                         43,770,543                217,339
Turkiye Is Bankasi (Isbank)                          67,318,787                241,180
Yapi Ve Kredi Bankasi                                91,307,418                166,431
     Total Turkey                                                            1,394,829

TOTAL COMMON STOCKS                                                         57,292,551

PREFERRED STOCKS
BRAZIL
Banco Bradesco                                       68,593,062                261,513
Banco Itau                                            6,346,000                404,812
Centrais Electricas Brasileiras                      38,628,000                478,304
Compania de Bebidas das Americas (Ambev)              2,036,500                332,914
Duratex                                               2,000,000                 29,012
Gerdau SA Siderurgia                                 38,230,000                268,754
Telesp Celular Participacoes                         23,806,330                 48,524
     TOTAL PREFERRED STOCKS                                                  1,823,833

WARRANTS
INDIA
Dr. Reddy's Laboratory                                   14,800                322,673
Hindustan Lever                                          64,600                293,087
Infosys Technology                                        2,615                158,828
Ranbaxy Laboratories                                     15,400                230,492
State Bank of India                                      18,100                 70,794
     Total India                                                             1,075,874

KOREA
Korea Tobacco & Ginseng                                  21,100                303,312
     TOTAL WARRANTS                                                          1,379,186


SHORT-TERM INVESTMENT
SSgA U.S. Government Money Market Fund                1,328,985              1,328,985

     TOTAL INVESTMENTS                                                      61,824,555

                    SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO AND SCHRODER EMERGING MARKETS FUND
                                    PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                                         OCTOBER 31, 2001

                                                         SCHRODER
                                                     EMERGING MARKETS           SCHRODER
                                                           FUND             EMERGING MARKETS         PROFORMA          PRO FORMA
                                                 INSTITUTIONAL PORTFOLIO          FUND              ADJUSTMENTS        COMBINED
ASSETS
Investments in securities, at value                     $ 33,301,787           $ 28,522,768                         $ 61,824,555
Foreign currency, at value                                 1,068,431                751,501
Dividens and tax reclaims receivable                          55,305                 20,013                               75,318
Interest receivable                                            2,305                  3,919                                6,224
Receivable for securities sold                             4,730,307                194,522                            4,924,829
Receivable for foreign currency contracts sold                   380                      -                                  380
Receivable for Fund shares sold                                    -                  1,416                                1,416
Deferred organizational costs                                      -                    195                                  195
Prepaid expenses                                              24,055                 18,750                               42,805
Due from Investment Advisor                                   18,620                 49,172                               67,792
                                                        ------------           ------------                         ------------
          TOTAL ASSETS                                    39,201,190             29,562,256                           66,943,514
                                                        ------------           ------------                         ------------

LIABILITIES
Payable for securities purchased                             113,632                256,440                              370,072
Payable for foreign currency contracts purchased               7,415                      -                                7,415
Payable for Fund shares redeeemed                          5,019,463                 16,060                            5,035,523
Advisory fee payable                                          32,142                 24,212                               56,354
Administration fee payable                                     3,303                  6,078                                9,381
Shareholder servicing fee payable                             16,929                      -                               16,929
Accrued expenses and other liabilities                       105,387                 38,974                              144,361
                                                        ------------           ------------                         ------------
         TOTAL LIABILITIES                                 5,298,271                341,764                            5,640,035
                                                        ------------           ------------                         ------------
     NET ASSETS                                         $ 33,902,919           $ 29,220,492                         $ 61,303,479
                                                        ============           ============                         ============

NET ASSETS
Capital paid-in                                           75,461,240             47,682,572                          123,143,812
Distributions in excess of net investment income             (35,427)               (19,358)                             (54,785)
Accumulated net realized loss on investments
    and foreign currency transactions(a)                 (36,971,391)           (13,851,365)                         (50,822,756)
Net unrealized depreciation on investments
    and foreign currency translations                     (4,551,503)            (4,591,357)                          (9,142,860)
                                                        ------------           ------------                         ------------
     NET ASSETS                                           33,902,919             29,220,492                           63,123,411
                                                        ============           ============                         ============

Investor Class:
    Net Assets                                          $ 25,303,179           $ 29,220,492       $ 8,599,740       $ 63,123,411
    Net asset value, offering and redemption
        price per share                                 $       6.46           $       7.49                                 7.49
Total  shares outstanding at end of period                 3,916,063              3,900,652           609,648          8,426,363



Advisor Shares
    Net Assets                                          $  8,599,740                      -       $(8,599,740)      $          -
    Net asset value, offering and redemption price per        $ 6.45                      -
        share
Total  shares outstanding at end of period                 1,332,816                      -        (1,332,816)                 -

Cost of securities                                      $ 37,836,065           $ 33,108,395                         $ 70,944,460
Cost of foreign currency                                $  1,067,824           $    751,280                         $  1,819,104


Notes to Pro Forma Statement of Assets and Liabilities (Unaudited)

(a) Schroder Emerging Markets Fund Institutional Portfolio has, for tax purposes, capital loss carryforwards which are limited due to ownership changes that occurred prior to the proposed merger. Schroder Emerging Markets Fund also has capital loss carryforwards available to offset future recognized capital gains. The availability of these loss carryforwards to offset future capital gains may be limited substantially, or further limited in the case of Schroder Emerging Markets Fund Institutional Portfolio, by the proposed merger.

                                           PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                               FOR THE YEAR ENDED OCTOBER 31, 2001
                                                           (UNAUDITED)

                                                 SCHRODER
                                             EMERGING MARKETS           SCHRODER
                                                   FUND             EMERGING MARKETS                    PRO FORMA       PRO FORMA
                                          INSTITUTIONAL PORTFOLIO          FUND           COMBINED     ADJUSTMENTS      COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                  1,606,169               558,179          2,164,348                      2,164,348
Interest income                                    141,764                81,699            223,463                        223,463
Foreign taxes withheld                            (158,176)              (47,617)          (205,793)                      (205,793)
-----------------------------------------------------------------------------------------------------------------------------------
          TOTAL INCOME                           1,589,757               592,261          2,182,018            -         2,182,018
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                           771,447               312,834          1,084,281                      1,084,281
Shareholder servicing fees                          40,990                     -             40,990      (40,990)(a)             -
Administrative fees                                 77,145                78,208            155,353      115,726 (b)       271,079
Subadministration fees                             108,588                49,607            158,195                        158,195
Custodian fees                                     282,374               177,521            459,895      (50,000)(c)       409,895
Audit fees                                          62,254                16,954             79,208      (20,000)(d)        59,208
Legal fees                                          60,700                16,954             77,654      (30,000)(e)        47,654
Printing expenses                                   15,340                36,193             51,533      (15,340)(f)        36,193
Trustees fees                                       25,319                11,372             36,691      (10,000)(g)        26,691
Transfer agent fees                                 34,286                20,722             55,008      (36,000)(h)        19,008
Organizational expenses                                  -                   193                193                            193
Registration fees                                   12,928                14,685             27,613      (12,000)(i)        15,613
Insurance                                           13,417                 3,686             17,103                         17,103
Other                                               12,071                 4,267             16,338       (3,000)(j)        13,338
-----------------------------------------------------------------------------------------------------------------------------------
          TOTAL EXPENSES                         1,516,859               743,196          2,260,055     (101,604)        2,158,451
-----------------------------------------------------------------------------------------------------------------------------------
Expenses borne by Investment Advisor              (566,074)             (213,982)          (780,056)     244,791          (535,265)
Interest expense                                     2,122                 1,238              3,360            -             3,360
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                       952,907               530,452          1,483,359     (143,187)        1,626,546
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                              636,850                61,809            698,659     (143,187)          555,472
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized loss on investments sold          (28,054,615)          (10,173,939)       (38,228,554)                   (38,228,554)
Net realized loss on foreign currency
  transactions                                    (615,022)             (255,712)          (870,734)                      (870,734)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain loss on investments and
   foreign currency transactions               (28,669,637)          (10,429,651)       (39,099,288)                   (39,099,288)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation
   (depreciation) on investments                 5,302,015               (86,666)         5,215,349                      5,215,349
Change in net unrealized depreciation
   on foreign currency translations                (71,736)               (5,224)           (76,960)                       (76,960)
-----------------------------------------------------------------------------------------------------------------------------------
       Net change in unrealized
         appreciation (depreciation) on
         investments and foreign
         currency translations                   5,230,279               (91,890)         5,138,389                      5,138,389
-----------------------------------------------------------------------------------------------------------------------------------
NET LOSS                                       (23,439,358)          (10,521,541)       (33,960,899)                   (33,960,899)
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                  (22,802,508)          (10,459,732)       (33,262,240)    (143,187)      (33,405,427)
===================================================================================================================================

Notes to Pro Forma Combining Financial Statements
(Unaudited)

The accompanying unaudited Pro Forma Combining Schedule of Investments and Statement of Assets and Liabilities as of October 31, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended October 31, 2001 are intended to present the financial condition and related results of operations as if the Schroder Emerging Markets Fund Institutional Portfolio merged with the Schroder Emerging Markets Fund as of October 31, 2001.

The "Pro Forma Adjustments" to certain items above are intended to reflect expected adjustments to the "combined" totals for the two Funds due to economies of scale resulting from the combined business operations of the Funds, assuming the Merger is consummated. The pro forma adjustments to these pro forma financial statements are comprised of:

(a)  Adjustment to eliminate Shareholder Servicing Fee

(b) Adjustment to increase the administration fees to the terms under the Emerging Markets Fund Administration Agreement

(c)  Adjustment to eliminate duplicate custodian transaction charges

(d) Adjustment of audit fees to reflect expenses incurred for the audit of one combined Fund

(e) Adjustment to eliminate legal charges associated with two stand-alone prospectus filings

(f)  Adjustment to eliminate duplicate printings costs

(g) Adjustment of trustee fees to reflect combined current asset levels of the Funds

(h) Adjustment of transfer agent fees to reflect the elimination of duplicate base transfer agent fee

(i)  Adjustment to eliminate duplicate blue sky registration fees

(j)  Adjustment to eliminate duplicate miscellaneous expenses